SEGMENT INFORMATION (Schedule of Segment Results) (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of operating segments [line items]
Revenues from external customers | ¥			¥ 6,867	¥ 1,403
Depreciation of property, plant and equipment | ¥			(32)	(31)
Depreciation of right-of-use assets | ¥			(577)	(611)
Operating loss | ¥			(3,841)	(2,907)
Interest income | ¥			9	4
Finance costs | ¥	[1]		(13)	(41)
Income tax benefit | ¥			6,586
(Loss)/profit for the period | ¥			2,741	(2,944)
Capital expenditure | ¥			(5)
Total assets | ¥					¥ 3,974	¥ 8,298
Total liabilities | ¥					28,947	35,852
USD [Member]
Disclosure of operating segments [line items]
Revenues from external customers | $		$ 972
Depreciation of property, plant and equipment | $		(5)
Depreciation of right-of-use assets | $		(82)
Operating loss | $		(543)
Interest income | $		1
Finance costs | $	[1]	(2)
Income tax benefit | $		932
(Loss)/profit for the period | $		388
Capital expenditure | $		(1)
Total assets | $		563
Total liabilities | $		4,096
Exploration and Mining [Member]
Disclosure of operating segments [line items]
Revenues from external customers | ¥			6,867	1,403
Depreciation of property, plant and equipment | ¥			(31)	(29)
Depreciation of right-of-use assets | ¥				(34)
Operating loss | ¥			(310)	(508)
Interest income | ¥
Finance costs | ¥			(9)	(1)
Income tax benefit | ¥
(Loss)/profit for the period | ¥			(319)	(509)
Capital expenditure | ¥			(2)
Total assets | ¥					1,235	4,268
Total liabilities | ¥					2,987	6,560
Exploration and Mining [Member] | USD [Member]
Disclosure of operating segments [line items]
Revenues from external customers | $		972
Depreciation of property, plant and equipment | $		(5)
Depreciation of right-of-use assets | $
Operating loss | $		(44)
Interest income | $
Finance costs | $		(1)
Income tax benefit | $
(Loss)/profit for the period | $		(45)
Capital expenditure | $
Total assets | $		175
Total liabilities | $		423
Corporate Activity [Member]
Disclosure of operating segments [line items]
Revenues from external customers | ¥
Depreciation of property, plant and equipment | ¥			(1)	(2)
Depreciation of right-of-use assets | ¥			(577)	(577)
Operating loss | ¥			(3,531)	(2,399)
Interest income | ¥			9	4
Finance costs | ¥			(4)	(40)
Income tax benefit | ¥			6,586
(Loss)/profit for the period | ¥			3,060	¥ (2,435)
Capital expenditure | ¥			¥ (3)
Total assets | ¥					2,739	4,030
Total liabilities | ¥					¥ 25,960	¥ 29,292
Corporate Activity [Member] | USD [Member]
Disclosure of operating segments [line items]
Revenues from external customers | $
Depreciation of property, plant and equipment | $
Depreciation of right-of-use assets | $		(82)
Operating loss | $		(499)
Interest income | $		1
Finance costs | $		(1)
Income tax benefit | $		932
(Loss)/profit for the period | $		433
Capital expenditure | $		(1)
Total assets | $		388
Total liabilities | $		$ 3,673

[1]	Finance costs from operations mainly represented bank charges and interest on lease liabilities. The amounts of bank charges were CNY4.00 and CNY4.00 (US$1.00), and the interest on lease liabilities amounted to CNY37.00 and CNY9.00 (US$1.00), for the six months ended June 30, 2019 and 2020, respectively.